UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

 Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08795

Helios High Yield Fund

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010
 (Address of principal executive offices) (Zip code)

John J. Feeney, Jr., Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-497-3746

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

Helios High Yield Fund (Formerly 40/86 Strategic Income Fund)

Schedule of Investments (Unaudited)		September 30, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 9.1%
Capital Goods - 0.0%
Allied Waste North American Inc.
(Cost - $497)	5.75%	02/15/11	$1	$519
Consumer Non-Cyclical - 0.0%
Ahold Finance USA LLC
(Cost - $497)	8.25%	07/15/10	1	523
Energy - 1.7%
Magellan Midstream Partners LP	6.40%	07/15/18	500	547,710
National Oilwell Varco Inc.	6.13%	08/15/15	7	7,130
Williams Partners LP / Williams Partners Finance Corp	7.25%	02/01/17	500	491,356
Total Energy
(Cost - $952,094)				1,046,196
Finance & Investment - 0.7%
ICICI Bank Limited (a)(b)(d)(g)
(Cost - $470,002)	6.38%	04/30/22	500	409,006
Telecommunications - 2.8%
DirecTV Holdings LLC/DirecTV Financing Company Inc.	6.38%	06/15/15	750	759,375
Qwest Corp.	7.63%	06/15/15	1,000	1,012,500
Total Telecommunications
(Cost - $1,666,729)				1,771,875
Utility - 3.9%
Nisource Finance Corp.	6.15%	03/01/13	750	785,378
Pacific Energy Partners LP / PAA Finance Corp	7.13%	06/15/14	1,120	1,159,906
Williams Companies, Inc.	7.50%	01/15/31	500	510,691
Total Utility
(Cost - $2,291,394)				2,455,975
TOTAL INVESTMENT GRADE CORPORATE BONDS
(Cost - $5,381,213)				5,684,094
HIGH YIELD CORPORATE BONDS - 85.4%
Basic Industry - 4.4%
Buckeye Technologies Inc.	8.50%	10/01/13	500	512,500
Georgia-Pacific LLC	7.38%	12/01/25	750	675,000
Graphic Packaging International Inc.	9.50%	08/15/13	350	360,500
Huntsman International LLC	7.88%	11/15/14	500	466,250
Momentive Performance Materials Inc.	9.75%	12/01/14	250	193,750
Nalco Co.	7.75%	11/15/11	2	2,146
Vedanta Resources PLC (a)(d)(g)	9.50%	07/18/18	500	492,500
Total Basic Industry
(Cost $2,952,549)				2,702,646

Capital Goods - 12.4%
BE Aerospace Inc.	8.50%	07/01/18	500	512,500
Ball Corp.	6.63%	03/15/18	500	482,500
Berry Plastic Corp. (b)	5.26%	02/15/15	500	460,000
Bombardier Inc. (a)(d)(g)	8.00%	11/15/14	500	512,500
CNH America LLC	7.25%	01/15/16	1,185	1,134,637
Esterline Technologies Corp.	6.63%	03/01/17	500	480,000
Flextronics International Limited (d)	6.50%	05/15/13	6	5,362
Graham Packaging Co LP/GPC Capital Corp I	8.50%	10/15/12	500	505,000
L-3 Communications Corp.	6.38%	10/15/15	500	505,000
Mueller Water Products Inc.	7.38%	06/01/17	500	438,750
Owens-Brockway Glass Container Inc.	8.25%	05/15/13	750	766,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	04/01/15	500	507,500
Terex Corp.	7.38%	01/15/14	550	544,500
Trimas Corp.	9.88%	06/15/12	385	347,462
US Concrete Inc.	8.38%	04/01/14	755	490,750
Total Capital Goods
(Cost $8,061,591)				7,693,336
Consumer Cyclical - 15.7%
Allison Transmission Inc. (a)(b)(f)(g)	3.32%	08/07/14	480	417,656
Allison Transmission Inc. (a)(g)	11.00%	11/01/15	10	9,800
ArvinMeritor Inc.	8.75%	03/01/12	1	484
Boyd Gaming Corp.	7.13%	02/01/16	500	440,000
Brown Shoe Companies Inc.	8.75%	05/01/12	500	491,250
Corrections Corporation of America	6.25%	03/15/13	750	738,750
Ford Motor Co.	7.45%	07/16/31	500	405,000
Ford Motor Credit Company LLC.	7.00%	10/01/13	1	469
Ford Motor Credit Company LLC.	8.00%	12/15/16	750	695,825
Harrah's Operating Company Inc.	5.50%	07/01/10	9	8,865
Host Hotels & Resorts LP	7.13%	11/01/13	590	582,625
KAR Holdings Inc.	8.75%	05/01/14	500	495,000
Las Vegas Sands Corp.	6.38%	02/15/15	500	447,500
MGM Mirage	6.63%	07/15/15	250	193,125
MGM Mirage	6.88%	04/01/16	500	392,500
MGM Mirage	5.88%	02/27/14	8	5,888
Mohegan Tribal Gaming Authority	7.13%	08/15/14	1	355
NBTY Inc.	7.13%	10/01/15	500	485,000
Nebraska Book Company Inc.	8.63%	03/15/12	500	438,750
The Neiman Marcus Group Inc.	10.38%	10/15/15	500	427,500
The Neiman Marcus Group Inc. (h)	9.00%	10/15/15	8	6,728
OSI Restaurant Partners Inc	10.00%	06/15/15	250	220,625
JC Penney Corporation Inc.	8.00%	03/01/10	1	511
Quicksilver Inc.	6.88%	04/15/15	8	5,606
Rite Aid Corp.	8.63%	03/01/15	500	406,875
Royal Caribbean Cruises Limited (d)	7.25%	06/15/16	500	462,500
Station Casinos Inc. (e)	6.00%	04/01/12	1	148
Tenneco Inc.	8.63%	11/15/14	836	783,281
TRW Automotive Inc. (a)(g)	7.25%	03/15/17	500	440,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.63%	12/01/14	750	723,750
Total Consumer Cyclical
(Cost $10,507,394)				9,726,366

Consumer Non-Cyclical - 11.1%
Acco Brands Corp. (a)(g)	10.63%	03/15/15	250	261,250
Boston Scientific Corp.	6.25%	11/15/15	500	504,375
Davita Inc.	7.25%	03/15/15	455	450,450
Del Monte Corp.	6.75%	02/15/15	500	493,750
Del Monte Corp.	8.63%	12/15/12	1	513
Dole Food Company Inc.	7.25%	06/15/10	260	260,000
FMC Finance III SA (d)	6.88%	07/15/17	500	485,000
FTI Consulting Inc.	7.75%	10/01/16	500	497,500
Health Management Associates Inc.	6.13%	04/15/16	500	465,000
RSC Equipment Rental Inc.	9.50%	12/01/14	500	482,500
Res-Care Inc.	7.75%	10/15/13	1,000	975,000
Sealy Mattress Co.	8.25%	06/15/14	1	463
Senior Housing Properties Trust	8.63%	01/15/12	750	765,000
SUPERVALU Inc.	8.00%	05/01/16	750	776,250
Tyson Foods Inc.	7.85%	04/01/16	500	510,000
Total Consumer Non-Cyclical
(Cost $6,817,923)				6,927,051
Energy - 8.0%
Atlas Pipeline Partners LP	8.13%	12/15/15	500	402,500
Chesapeake Energy Corp.	6.63%	01/15/16	950	897,750
Dynegy Holdings Inc.	8.38%	05/01/16	500	467,500
El Paso Corp.	7.00%	06/15/17	750	735,000
OPTI Canada Inc. (d)	7.88%	12/15/14	750	573,750
Pioneer Natural Resources Co.	5.88%	07/15/16	500	462,142
Range Resources Corp.	7.50%	05/15/16	750	750,000
Targa Resources Inc.	8.50%	11/01/13	710	667,400
Total Energy
(Cost $5,415,409)				4,956,042
Finance & Investment - 6.7%
Biomet Inc. (a)(b)(f)(g)	3.29%	02/15/15	490	471,483
Community Health Systems Inc. (a)(b)(f)(g)	2.62%	07/25/14	491	461,259
Dollar General Corp. (a)(b)(f)(g)	3.01%	07/04/14	499	479,987
Ginn-LA CS Borrower LLC (a)(b)(e)(f)(g)	0.00%	06/08/12	500	5,000
GMAC Inc.	6.75%	12/01/14	8	6,319
GMAC Inc.	7.75%	01/19/10	750	749,170
HBI Branded Apparel Limited Inc. (a)(b)(f)(g)	4.25%	03/05/14	500	475,625
Easton-Bell Sports Inc.	8.38%	10/01/12	500	462,500
Texas Competitive Electric Holdings Company LLC (a)(b)(f)(g)	3.75%	10/10/14	490	389,663
Texas Competitive Electric Holdings Company LLC (a)(b)(f)(g)	3.75%	10/10/14	491	390,639
Trains HY-1-2006 (a)(b)(g)	7.12%	05/01/16	308	297,352
Total Finance & Investment
(Cost $4,852,110)				4,188,997
Media - 6.2%
Charter Communications Operating LLC (a)(g)(i)	10.00%	04/30/12	8	7,631
Charter Communications Operating LLC (a)(g)(i)	10.38%	04/30/14	500	510,000
Intelsat Jackson Holdings Limited. (d)	11.25%	06/15/16	750	802,500
LIN Television Corp.	6.50%	05/15/13	500	437,500
Nielsen Finance LLC / Nielsen Finance Co.	10.00%	08/01/14	500	502,500
Nielsen Finance LLC / Nielsen Finance Co. (c)	0.00% / 12.50%	08/01/16	250	196,875
Virgin Media Finance PLC (d)	9.13%	08/15/16	1,000	1,027,500
RH Donnelley Corp. (e)	6.88%	01/15/13	6	345
RH Donnelley Corp. (e)	8.88%	10/15/17	14	805
RH Donnelley Corp. (a)(e)(g)	11.75%	05/15/15	677	382,505
Total Media
(Cost $4,361,988)				3,868,161

Services Cyclical - 2.9%
ARAMARK Corp. (a)(b)(f)(g)	2.16%	01/26/14	1	1,219
ARAMARK Corp. (a)(b)(f)(g)	2.47%	01/26/14	21	19,182
ARAMARK Corp.	8.50%	02/01/15	750	756,562
Kansas City Southern de Mexico SA de CV (d)	9.38%	05/01/12	1,000	1,015,000
Total Services Cyclical
(Cost $1,785,530)				1,791,963
Service Non-Cyclical - 2.5%
HCA Inc.	9.25%	11/15/16	1,000	1,033,750
Service Corp. International	6.75%	04/01/16	500	490,000
Total Services Non-Cyclical
(Cost $1,528,735)				1,523,750
Technology & Electronics - 1.5%
Celestica Inc. (d)	7.88%	07/01/11	1	509
First Data Corp.	9.88%	09/24/15	500	461,875
Sanmina-SCI Corp.	8.13%	03/01/16	500	467,500
Unisys Corp.	8.00%	10/15/12	8	6,759
Total Technology & Electronics
(Cost $992,395)				936,643
Telecommunications - 8.3%
Centennial Communications Corp./Cellular Operating Company LLC	8.13%	02/01/14	500	507,500
Cincinnati Bell Inc.	8.38%	01/15/14	750	753,750
Frontier Communications Corp.	6.25%	01/15/13	508	497,350
Frontier Communications Corp.	7.13%	03/15/19	250	235,625
CSC Holdings Inc. (a)(g)	8.50%	04/15/14	500	525,000
CSC Holdings Inc.	7.63%	04/01/11	1	519
DISH DBS Corp.	6.63%	10/01/14	700	680,750
Sprint Capital Corp.	8.38%	03/15/12	250	258,125
Sprint Capital Corp.	6.90%	05/01/19	750	671,250
Windstream Corp.	8.13%	08/01/13	1,000	1,027,500
Total Telecommunications
(Cost $5,058,534)				5,157,369
Utility - 5.7%
AES Corp. (a)(g)	8.75%	05/15/13	4	4,075
Edison Mission Energy	7.50%	06/15/13	250	234,375
Edison Mission Energy	7.20%	05/15/19	500	405,000
Ipalco Enterprises Inc. (a)(g)	7.25%	04/01/16	750	751,875
Midwest Generation LLC	8.56%	01/02/16	668	677,858
Mirant North America LLC	7.38%	12/31/13	1,000	995,000
NRG Energy Inc.	7.25%	02/01/14	500	491,250
NRG Energy Inc.	7.38%	02/01/16	7	6,772
Total Utility
(Cost $3,708,663)				3,566,205
Total HIGH YIELD CORPORATE BONDS
(Cost $56,042,821)				53,038,529

		Shares	Value
PREFERRED STOCKS - 0.7%
Finance & Investment - 0.7%
Bank of America Corp. (b)	8.00%	250	222,275
J.P. Morgan Chase & Co. (b)	7.90%	250	240,043
Total Finance & Investment
(Cost $481,898)			462,318
Total PREFERRED STOCKS
(Cost $481,898)			462,318
SHORT TERM INVESTMENT - 3.9%
AIM Liquid Assets, Institutional Class
(Cost $2,411,867)	0.25%	2,412	2,411,867
Total Investments - 99.1%
(Cost $64,317,799)			61,596,808
Other Assets in Excess of Liabilities - 0.9%			570,765
Total Net Assets - 100.0%			$62,167,573

FOOTNOTES:

(a)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of September 30, 2009, the total value of all such investments was $7,715,207, or 12.41 % of net assets.

(b)	—	Variable Rate Security - Interest rate is in effect as of September 30, 2009.

(c)	—	Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(d)	—	Foreign security or a U.S. security of a foreign company.

(e)	—	Issuer is currently in default on its regularly scheduled interest payment.

(f)	—	Term loan.

(g)	—	Private Placement.

(h)	—	Payment-in-Kind Bond – Issuer has the option at each interest payment date of making interest payments in cash or in additional debt securities.

(i)	—
Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Fund owns senior debt issued by this company that continues to receive income payments.

Notes to Financial Statements (Unaudited), in the same

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established has established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America.  Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 -	quoted prices in active markets for identical investments
• Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Preferred Stocks	Short Term Investment	Total

Description:
Quoted Prices (Level 1)	$—	$—	$—	$2,411,867	$2,411,867
Quoted Prices in Inactive Markets and Other Significant Observable Inputs (Level 2)	5,275,088	35,739,805	240,043	—	41,254,936
Significant Unobservable Inputs (Level 3)	409,006	17,298,724	222,275	—	17,930,005
Total	$5,684,094	$53,038,529	$462,318	$2,411,867	$61,596,808

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Preferred Stocks	Short Term Investment	Total
Balance as of June 30, 2009	$—	$—	$—	$—	$—
Accrued Discounts/ (Premiums)	—	—	—	—	—
Realized Gain/ (Loss)	—	—	—	—	—
Change in Unrealized Appreciation/ (Depreciation)	—	—	—	—	—
Net Purchases (Sales)	—	—	—	—	—
Net transfers in and/or out of Level 3	409,006	17,298,724	222,275	—	17,930,005
Balance as of September 30, 2009	$409,006	$17,298,724	$222,275	$—	$17,930,005

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2009 was as $64,318,354.  Net unrealized depreciation was $2,721,546 (gross unrealized appreciation - $937,426; gross unrealized depreciation - $3,658,972).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS HIGH YIELD FUND.

By:  /s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

Date:  November 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John J. Feeney, Jr.
John J. Feeney, Jr.
Principal Executive Officer

Date:  November 6, 2009

By:  /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date:  November 6, 2009